Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control

Schedule of related party transactions

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	4,854	10,485	2,913
Learning products provided to NetEase Group	—	—	11,418
Online marketing services provided to NetEase Group	6,297	16,763	23,249
Services and products purchased from NetEase Group
Services purchased from NetEase Group	31,611	67,094	71,631
Fixed assets and inventories purchased from NetEase Group	—	6,647	18,222
Loan related transactions
Addition of short-term loans from NetEase Group	57,000	—	—
Interest expenses on short-term loans from NetEase Group	29,523	31,851	30,232
Equity related transactions
Deemed contribution related to acquisition of businesses under common control (Note 1)	49,265	44,024	69,603
Deemed contribution from NetEase Group related to issuance of preferred shares (Note 12 )	—	4,722	—
Share-based compensation under NetEase Plan	5,290	6,176	4,356

Schedule of related party balances

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due from NetEase Group	11,240	14,930
Amounts due to NetEase Group	37,213	48,126
Short-term loans from NetEase Group	878,000	878,000